Deposits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Demand non-interest bearing
Domestic	$ 1,717,286	$ 1,459,776
Foreign	209,732	179,300
Total demand non-interest bearing	1,927,018	1,639,076
Savings and interest bearing demand
Domestic	2,221,758	2,058,311
Foreign	485,935	464,531
Total savings and interest bearing demand	2,707,693	2,522,842
$100,000 or more
Domestic	1,022,450	1,054,649
Foreign	1,244,018	1,242,524
Less than $100,000
Domestic	664,111	741,399
Foreign	380,802	399,068
Total time, certificates of deposit	3,311,381	3,437,640
Total deposits	7,946,092	7,599,558
Savings and interest bearing demand
Domestic	6,549	7,771	9,267
Foreign	1,234	1,612	1,565
Total savings and interest bearing demand	7,783	9,383	10,832
$100,000 or more
Domestic	10,299	14,839	18,091
Foreign	11,512	17,084	23,315
Less than $100,000
Domestic	7,468	11,416	15,600
Foreign	2,277	3,628	5,249
Total time, certificates of deposit	31,556	46,967	62,255
Total interest expense on deposits	$ 39,339	$ 56,350	$ 73,087